11. Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	276,338	268,708
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,558	$ 3,651